EMPLOYEE BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Contributions to defined benefit plans			$ 1.3
Benefit payments			8.9
Expected contributions to defined benefit plans during remainder of year	$ 1.1		1.1
Expected benefit payments during remainder of year	8.9		8.9
International Pension Plans | Pension Plan, Latin America and Europe
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Net settlement costs	$ 0.7		$ 2.3
Net settlement and curtailment costs		$ 0.2
Net gains				$ 1.0